Debt - Schedule of Company's Long-Term Debt (Parenthetical) (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €	€ 600
Senior Notes, due year	2027
Interest rate	1.50%	1.50%	1.50%
5.050% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 400
Senior Notes, due year	2029
Interest rate	5.05%	5.05%	5.05%
4.800% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 450
Senior Notes, due year	2029
Interest rate	4.80%	4.80%	4.80%
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 750
Senior Notes, due year	2030
Interest rate	2.45%	2.45%	2.45%
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 350
Senior Notes, due year	2031
Interest rate	4.95%	4.95%	4.95%
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €	€ 575
Senior Notes, due year	2031
Interest rate	3.625%	3.625%	3.625%
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €	€ 550
Senior Notes, due year	2032
Interest rate	4.375%	4.375%	4.375%
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 500
Senior Notes, due year	2033
Interest rate	5.50%	5.50%	5.50%
5.875% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 400
Senior Notes, due year	2035
Interest rate	5.875%	5.875%	5.875%
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 650
Senior Notes, due year	2025
Interest rate	4.15%	4.15%	4.15%
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 300
Senior Notes, due year	2026
Interest rate	5.98%	5.98%	5.98%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	2.88%	2.88%	2.88%	5.06%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	0.00%	0.00%	0.00%	0.00%